Deferred income - General information (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)
Deferred income.
Carbon dioxide emissions allowances	$ 4,271	$ 24,965
Government grant	3,743	2,015	$ 4,236	€ 3,807
Total	$ 8,014	$ 26,980